SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Effects of Stock-Based Compensation in the Statements of Operations
The following table summarizes the effects of stock-based compensation resulting from the application of ASC 718 included in the Statements of Operations as follows:

	Year ended December 31,
	2 0 1 7	2 0 1 6	2 0 1 5

Cost of Revenues:
Service	370	342	373
Product	269	218	203
Research and Development expenses	1,055	983	1,085
Sales and Marketing expenses	621	884	744
General and Administration expenses	464	308	269
Total	$2,779	$2,735	$2,674

Status of the Company's Share Option Plans
Summary of the status of the Company’s share option plans as of December 31, 2017, 2016 and 2015, as well as changes during each of the years then ended, is presented below:

	2 0 1 7		2 0 1 6		2 0 1 5
	Share	Weighted Average Exercise	Share	Weighted Average Exercise	Share	Weighted Average Exercise
	Options	Price	Options	Price	Options	Price
Outstanding - beginning of year	1,778,865	10.52	1,757,170	9.95	1,534,642	8.90
Granted	290,597	25.90	434,571	11.36	625,959	11.67
Exercised	458,801	9.14	268,022	8.15	287,928	8.06
Expired and forfeited	193,470	11.18	144,854	8.58	115,503	10.01
Outstanding - year end	1,417,191	14.02	1,778,865	10.52	1,757,170	9.95

Vested and expected to vest at year-end	1,417,191	14.02	1,778,865	10.52	1,757,170	9.95
Options exercisable at year-end	540,978	10.65	746,732	9.51	689,369	8.66

Information about Share Options Outstanding
The following table summarizes information about share options outstanding as of December 31, 2017:

Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
(US dollars)		(in years)	(US dollars)		(US dollars)
0.93-3.00	7,840	1.03	1.21	7,868	1.20
3.01-7.00	15,500	1.89	5.07	15,500	5.07
7.01-8.00	25,999	1.57	7.82	25,999	7.82
8.01-9.00	75,686	2.63	8.75	75,686	8.75
9.01-10.00	22,489	2.26	9.06	21,738	9.04
10.01-20.00	994,083	4.66	11.49	385,327	11.40
20.01-31.26	275,594	6.62	26.45	8,860	25.04
	1,417,191			540,978